Vessels	9 Months Ended
Sep. 30, 2024
Vessels [Abstract]
Vessels
Note 5 – Vessels
The carrying values of the vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel.

Vessels

Cost of Vessels
$ in thousands
At January 1, 2024	2,052,878
Transferred from vessels upgrades	6,649
Retirement [1]	(8,339)
At September 30, 2024	2,051,188

Depreciation and amortization
$ in thousands
At January 1, 2024	769,168
Depreciation and amortization [2]	82,826
Retirement [1]	(8,339)
At September 30, 2024	843,655

Carrying Amount
$ in thousands
At January 1, 2024	1,283,710
At September 30, 2024	1,207,533
[1]Relates to completed depreciation of drydocking for DHT Bauhinia and DHT Europe.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,437 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $84,264 thousand in depreciation and amortization.
Advances for vessel upgrades
Cost of advances for vessel upgrades relates to prepaid drydocking.

Cost of advances of vessel upgrades
$ in thousands
At January 1, 2024	10
Additions	6,639
Transferred to vessels	(6,649)
At September 30, 2024	-

Advances for vessels under construction
The Company has entered into agreements to build four large VLCCs, fitted with exhaust gas cleaning systems, expected to be delivered between February and July 2026. Two will be constructed at each Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and Hanwha Ocean Co., Ltd. (“Hanwha”) in South Korea. The average price for the four ships is $130 million, adjusted for change orders. As of September 30, 2024, the Company has paid $77.3 million related to the installments under its newbuilding program. In addition, the Company has capitalized $1.5 million as borrowing costs in connection with the financing of the vessels under construction, at an average interest rate of 7.3% p.a., and $0.1 million related to other directly attributable expenses.

Cost of vessels under construction
$ in thousands
At January 1, 2024	-
Additions	78,870
At September 30, 2024	78,870

The following table represents future expected payments related to the vessels under construction as of September 30, 2024:

Vessels under construction
$ in thousands
Within the next 12 months	102,566
From one year to three years	339,946
At September 30, 2024*	442,512

*These are estimates only and are subject to change as construction progresses.